Income Tax - Summary of Net Deferred Tax Asset (Liability) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred Tax Assets (liabilities)
Unrealized gain/loss	$ (21)	$ 17,145
Foreign currency (OCI)	(143,818)	10,383
Depreciation	(292,198)	(296,736)
Non-capital losses available for future period	2,935,021	1,597,167
Deferred Tax Assets (liabilities)	2,498,984	1,327,959
Unrecognized deferred tax assets	$ (2,498,984)	$ (1,327,959)